Net Income (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss)	$ 663,803	$ 196,605	$ 117,412	$ 16,292	$ (4,115,321)	$ 78,967	$ 61,236	$ 55,665	$ 994,112	$ (3,919,453)	$ 236,506
Net income attributable to noncontrolling interest									(3,915)	(3,934)	(3,974)
Net income (loss) attributable to Intelsat S.A.	662,820	195,622	116,429	15,326	(4,116,306)	77,982	60,220	54,717	990,197	(3,923,387)	232,532
Less: Preferred Shares dividends declared										(9,919)	(9,917)
Net income (loss) attributable to common shareholders	662,820	195,622	116,429	15,326	(4,116,306)	77,982	50,301	54,717	990,197	(3,933,306)	222,615
Net income (loss) attributable to common shareholders	$ 662,820	$ 195,622	$ 116,429	$ 15,326	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	990,197	(3,933,306)	222,615
Dilutive effect of Preferred shares											9,917
Numerator for Diluted EPS									$ 990,197	$ (3,933,306)	$ 232,532
Denominator:
Basic weighted average shares outstanding (in millions)									114.5	107.2	106.5
Weighted average dilutive shares outstanding
Preferred shares (in millions)									3.2		9.6
Employee compensation related shares including options and restricted stock units (in millions)									0.8		0.6
Diluted weighted average shares outstanding (in millions)									118.5	107.2	116.7
Basic net income (loss) per common share attributable to Intelsat S.A.	$ 5.62	$ 1.66	$ 1.02	$ 0.14	$ (38.29)	$ 0.73	$ 0.47	$ 0.51	$ 8.65	$ (36.68)	$ 2.09
Diluted net income (loss) per common share attributable to Intelsat S.A.	$ 5.56	$ 1.65	$ 0.98	$ 0.13	$ (38.29)	$ 0.66	$ 0.47	$ 0.47	$ 8.36	$ (36.68)	$ 1.99